Financial Instruments Risks - Evolution of Total VaR (Details) - ARS ($)	Dec. 31, 2023	Dec. 31, 2022
Average value at risk [member]
Value at risk [line items]
Total value at risk	$ 303,540	$ 141,130
Value at risk per interest rate	336,970	157,790
Value at risk per exchange rate	7,240	1,050.00
Minimum value at risk [member]
Value at risk [line items]
Total value at risk	24,490	48,710
Value at risk per interest rate	29,580	49,320
Value at risk per exchange rate	290	(470)
Maximum value at risk [member]
Value at risk [line items]
Total value at risk	1,586,800	263,070.00
Value at risk per interest rate	2,163,960	298,070.00
Value at risk per exchange rate	190,630	65,110
Closing value at risk [member]
Value at risk [line items]
Total value at risk	296,220	112,220
Value at risk per interest rate	298,780	121,290
Value at risk per exchange rate	$ 12,280	$ 150